Basis of Presentation and Significant Accounting Policies (Schedule of Consolidated Statements of Income) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	¥ 993,009	¥ 1,137,110	¥ 1,177,260
Operating profit	110,547	174,420	342,452
Income before income taxes	130,280	195,493	362,392
Income taxes	34,337	56,146	95,995
Consolidated net income	95,943	139,347	266,397
Less: Net income attributable to noncontrolling interests	12,625	14,383	13,956
Net income attributable to Canon Inc.	¥ 83,318	¥ 124,964	¥ 252,441
Net income attributable to Canon Inc. shareholders per share:
Basic	¥ 79.37	¥ 116.79	¥ 233.80
Diluted	¥ 79.35	¥ 116.77	¥ 233.78
Restatement Adjustment
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses		¥ 1,137,110	¥ 1,177,260
Operating profit		174,420	342,452
Income before income taxes		195,493	362,392
Income taxes		56,146	95,995
Consolidated net income		139,347	266,397
Less: Net income attributable to noncontrolling interests		14,383	13,956
Net income attributable to Canon Inc.		¥ 124,964	¥ 252,441
Net income attributable to Canon Inc. shareholders per share:
Basic		¥ 116.79	¥ 233.80
Diluted		¥ 116.77	¥ 233.78
Previously Reported
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses		¥ 1,136,863	¥ 1,176,760
Operating profit		174,667	342,952
Income before income taxes		195,740	362,892
Income taxes		56,223	96,150
Consolidated net income		139,517	266,742
Less: Net income attributable to noncontrolling interests		14,412	13,987
Net income attributable to Canon Inc.		¥ 125,105	¥ 252,755
Net income attributable to Canon Inc. shareholders per share:
Basic		¥ 116.93	¥ 234.09
Diluted		¥ 116.91	¥ 234.08